Related Party Transactions - Schedule of Key Management Personnel Compensation (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Key Management Personnel Compensation [Abstract]
Salaries and other short-term employee benefits	$ 534,310	$ 461,419
Post-employment benefits	4,823	4,474
Key management personnel compensation	$ 539,133	$ 465,893